Note 2 - Summary of Significant Accounting Policies (Details) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($) $ / shares	Dec. 31, 2015
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life		8 years 328 days
Number of Reporting Units		3
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		5 years
Reduction in Revenue [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Quantifying Misstatement in Current Year Financial Statements, Amount (in Dollars)	$ 5,040
Reduction in Net Earnings [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Quantifying Misstatement in Current Year Financial Statements, Amount (in Dollars)	$ 635
Reduction in Diluted Earnings Per Share [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Quantifying Misstatement in Current Year Financial Statements, Per Share (in Dollars per share) | $ / shares	$ 0.02
Customer Lists and Relationships [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life		10 years
Trademarks and Trade Names [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life		2 years
Minimum [Member] | Building [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		20 years
Minimum [Member] | Vehicles [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Minimum [Member] | Furniture and Fixtures [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Minimum [Member] | Computer Equipment [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Minimum [Member] | Customer Lists and Relationships [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life		4 years
Minimum [Member] | Trademarks and Trade Names [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life		2 years
Minimum [Member] | Management Contracts and Other [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life		2 years
Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Maximum [Member] | Building [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		40 years
Maximum [Member] | Vehicles [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		5 years
Maximum [Member] | Furniture and Fixtures [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		10 years
Maximum [Member] | Computer Equipment [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		5 years
Maximum [Member] | Leasehold Improvements [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		10 years
Maximum [Member] | Customer Lists and Relationships [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life		20 years
Maximum [Member] | Trademarks and Trade Names [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life		10 years
Maximum [Member] | Management Contracts and Other [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life		10 years